Operating Expenses	3 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Operating Expenses

15. OPERATING EXPENSES

The following summarizes the depreciation, amortization, personnel costs, and impairment recognized in operating expenses during the three months ended December 31, 2024 and 2023:

	Three months ended December 31,
	2024	2023*
Cost of sales	(6,546)	(4,769)
Selling and distribution expenses	(10,125)	(7,966)
General and administrative expenses	(2,447)	(3,435)
Total depreciation	(19,118)	(16,170)

Cost of sales	(54)	(147)
Selling and distribution expenses	(6,751)	(6,713)
General and administrative expenses	(170)	(216)
Total amortization	(6,975)	(7,076)

Cost of sales	(53,118)	(43,318)
Selling and distribution expenses	(26,330)	(21,034)
General and administrative expenses	(12,739)	(13,978)
Total personnel costs	(92,187)	(78,330)

Selling and distribution expenses	(99)	-
Total impairment	(99)	-

*Figures for the three months ended December 31, 2023 have been conformed to the current period presentation.

Additionally, Selling and distribution expenses predominantly consists of selling and marketing expenses and logistics expenses. Selling and marketing expenses were €34.5 million and €29.2 million during the three months ended December 31, 2024 and 2023, respectively. Logistic expenses were €31.1 million and €29.7 million during the three months ended December 31, 2024 and 2023, respectively.